Leases - Future Minimum Lease Commitments Before Adoption of ASU 2016-02 (Details) $ in Millions	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
Future sublease income	$ 29
Powerton and Joliet
Operating Leased Assets [Line Items]
2019	1
2020	1
2021	3
2022	6
2023	6
Thereafter	222
Total (a)	239
Other Leased Property
Operating Leased Assets [Line Items]
2019	60
2020	55
2021	43
2022	40
2023	39
Thereafter	95
Total (a)	$ 332